J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan U.S. Dynamic Plus Fund

JPMorgan U.S. Large Cap Core Plus Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated July 1, 2012

to the prospectuses dated November 1, 2011, as supplemented

Effective immediately, the “Annual Fund Operating Expenses” and “Example” tables for the JPMorgan U.S. Dynamic Plus Fund and the JPMorgan U.S. Large Cap Core Plus Fund (the Funds) in the Funds’ prospectuses are hereby replaced with the corresponding tables below.

JPMorgan U.S. Dynamic Plus Fund

The tables below replace the corresponding tables on pages 39-40 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.25%	1.25%	1.25%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.98	0.98	0.98
Dividend Expenses on Short Sales	0.50	0.50	0.50
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.23	0.23	0.23
Acquired Fund Fees and Expenses	0.11	0.11	0.11

Total Annual Fund Operating Expenses	2.59	3.09	2.34
Fee Waivers and Expense Reimbursements[1]	(0.68)	(0.68)	(0.68)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.91	2.41	1.66

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses Relating to Short Sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.30%, 1.80% and 1.05%, respectively, of their average net assets. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that you investment has a 5% return each year and that the Fund’s operating expenses are equal to total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	709	1,227	1,771	3,248
CLASS C SHARES ($)	344	890	1,561	3,355
SELECT CLASS SHARES ($)	169	665	1,189	2,624

SUP-LCEABCS-ECC-712

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	709	1,227	1,771	3,248
CLASS C SHARES ($)	244	890	1,561	3,355
SELECT CLASS SHARES ($)	169	665	1,189	2,624

JPMorgan U.S. Large Cap Core Plus Fund

The tables below replace the corresponding tables on page 47 of the Class A, Class C and Select Class Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Select Class
Management Fees	1.00%	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.25	0.75	NONE
Other Expenses	0.97	0.97	0.97
Dividend Expenses on Short Sales	0.59	0.59	0.59
Shareholder Service Fees	0.25	0.25	0.25
Remainder of Other Expenses	0.13	0.13	0.13
Acquired Fund Fees and Expenses	0.01	0.01	0.01

Total Annual Fund Operating Expenses	2.23	2.73	1.98
Fee Waivers and Expense Reimbursements[1]	(0.33)	(0.33)	(0.33)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	1.90	2.40	1.65

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class A, Class C and Select Class Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses Relating to Short Sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.30%, 1.80% and 1.05%, respectively, of their average net assets. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that you investment has a 5% return each year and that the Fund’s operating expenses are equal to total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	709	1,156	1,629	2,931
CLASS C SHARES ($)	343	816	1,415	3,037
SELECT CLASS SHARES ($)	168	589	1,037	2,280

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS A SHARES ($)	709	1,156	1,629	2,931
CLASS C SHARES ($)	243	816	1,415	3,037
SELECT CLASS SHARES ($)	168	589	1,037	2,280

The tables below replace the corresponding tables on page 58 of the Class R2 and Class R5 Shares prospectus.

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Class R2	Class R5
Management Fees	1.00%	1.00%
Distribution (Rule 12b-1) Fees	0.50	NONE
Other Expenses	0.96	0.76
Dividend Expenses on Short Sales	0.59	0.59
Shareholder Service Fees	0.25	0.05
Remainder of Other Expenses	0.12	0.12
Acquired Fund Fees and Expenses	0.01	0.01

Total Annual Fund Operating Expenses	2.47	1.77
Fee Waivers and Expense Reimbursements[1]	(0.32)	(0.32)

Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[1]	2.15	1.45

1	The Fund’s adviser, administrator and distributor (the Service Providers) have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class R2 and Class R5 Shares (excluding Acquired Fund Fees and Expenses, Dividend Expenses Relating to Short Sales, interest, taxes, expenses related to litigation and potential litigation, extraordinary expenses and expenses related to the Board of Trustees’ deferred compensation plan) exceed 1.55% and 0.85%, respectively, of their average net assets. This contract cannot be terminated prior to 11/1/13 at which time the Service Providers will determine whether or not to renew or revise it.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes you invest $10,000 in the Fund for the time periods indicated. The example also assumes that you investment has a 5% return each year and that the Fund’s operating expenses are equal to total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 10/31/13 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.

WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
CLASS R2 SHARES ($)	218	739	1,289	2,782
CLASS R5 SHARES ($)	148	526	929	2,057

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE PROSPECTUSES FOR FUTURE REFERENCE